PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED (Tables)	12 Months Ended
Dec. 31, 2019
Insurance [Abstract]
Premium And Annuity Considerations Deferred And Uncollected

	December 31,
	2019		2018
	(in millions)
Line of Business	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	(0.1)	(0.1)	(0.1)	(0.1)
Ordinary renewal	(0.5)	(0.5)	2.2	2.2
Group life	0.3	0.3	0.4	0.4
Total premium and annuity considerations deferred and uncollected	$(0.3)	$(0.3)	$2.5	$2.5